SUBSEQUENT EVENT (Narrative) (Details)	1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended
	Jul. 31, 2013 CAD	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	May 15, 2015 Subsequent Event [Member] CAD	Feb. 28, 2015 Subsequent Event [Member] USD ($)	Feb. 28, 2015 Subsequent Event [Member] CAD	Jan. 31, 2015 Subsequent Event [Member]	Jan. 31, 2015 Subsequent Event [Member] Minimum [Member] USD ($)	Jan. 31, 2015 Subsequent Event [Member] Maximum [Member] USD ($)
Proceeds from Loans			$ 2,040,000
Investment Warrants, Exercise Price	0.40	$ 0.40
Cash Retainer						4,000	5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period						900,000	900,000	510,000
Investment Options, Exercise Price						$ 0.04	0.05		$ 0.24	$ 0.50
Officers' Compensation					187,500
Officers Compensation Temporarily Decreased					5,208
Consulting		395,531	651,776	941,385	11,250
Contract Services Temporarily Decreased					3,750